Consolidated Statements of Financial Position - CAD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Assets
Cash	$ 190.4	$ 27.2
Trade and other receivables, net	1,134.7	867.3
Prepaid expenses and other assets	170.6	133.7
Current assets	1,495.7	1,028.2
Property and equipment, net	6,010.6	5,074.8
Intangible assets, net	3,330.0	3,093.4
Other long-term assets	36.3	33.2
Goodwill	7,501.1	6,500.4
Non-current assets	16,878.0	14,701.8
Total assets	18,373.7	15,730.0
Liabilities
Accounts payable and accrued liabilities	1,319.7	1,014.8
Income taxes payable	25.8	9.1
Long-term debt	17.2	4.6
Lease obligations	50.9	37.5
Due to related party	12.8	12.8
Tangible equity units	56.9	59.2
Landfill closure and post-closure obligations	39.1	55.3
Current liabilities	1,522.4	1,193.3
Long-term debt	7,961.8	6,161.5
Lease obligations	257.4	153.7
Other long-term liabilities	41.0	37.2
Due to related party	18.0	30.8
Deferred income tax liabilities	723.9	573.5
Tangible equity units	1,231.6	1,327.9
Landfill closure and post-closure obligations	841.5	680.3
Non-current liabilities	11,075.2	8,964.9
Total liabilities	12,597.6	10,158.2
Shareholders' equity
Share capital	8,462.9	7,644.8
Contributed surplus	77.4	54.3
Deficit	(2,510.5)	(1,885.8)
Accumulated other comprehensive loss	(253.7)	(241.5)
Total shareholders' equity	5,776.1	5,571.8
Total liabilities and shareholders' equity	$ 18,373.7	$ 15,730.0